UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21880

                  OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                      COUPON   MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--170.3%
---------------------------------------------------------------------------------------------------------------------
MICHIGAN--121.0%
$     15,000   Anchor Bay School District                                         5.000%   05/01/2030   $     15,322
---------------------------------------------------------------------------------------------------------------------
      15,000   Barry County Building Authority (Medical Care Facility)            6.000    07/01/2016         15,479
---------------------------------------------------------------------------------------------------------------------
      15,000   Belleville GO                                                      5.400    11/01/2012         15,285
---------------------------------------------------------------------------------------------------------------------
      50,000   Benton Harbor Charter COP 1                                        8.000    05/01/2032         48,964
---------------------------------------------------------------------------------------------------------------------
       5,000   Birch Run Township                                                 7.100    05/01/2009          5,051
---------------------------------------------------------------------------------------------------------------------
      40,000   Brandon School District 1                                          5.000    05/01/2022         40,286
---------------------------------------------------------------------------------------------------------------------
     125,000   Brandon School District 1                                          5.000    05/01/2026        125,809
---------------------------------------------------------------------------------------------------------------------
      55,000   Byron Center Public Schools 1                                      5.000    05/01/2024         55,393
---------------------------------------------------------------------------------------------------------------------
      15,000   Calhoun County (Water Supply System) 1                             5.750    05/01/2019         15,227
---------------------------------------------------------------------------------------------------------------------
      15,000   Center Academy COP                                                 7.500    10/01/2029         14,998
---------------------------------------------------------------------------------------------------------------------
      60,000   Central MI University 1                                            5.000    10/01/2023         60,623
---------------------------------------------------------------------------------------------------------------------
     100,000   Central MI University 1                                            5.000    10/01/2027        100,946
---------------------------------------------------------------------------------------------------------------------
     100,000   Chelsea EDC (United Methodist Retirement Communities) 1            5.400    11/15/2027         99,932
---------------------------------------------------------------------------------------------------------------------
      75,000   Chelsea School District 1                                          5.000    05/01/2025         75,536
---------------------------------------------------------------------------------------------------------------------
      10,000   Chippewa Valley Schools (School Building & Site)                   5.000    05/01/2026         10,372
---------------------------------------------------------------------------------------------------------------------
      20,000   Clare County Sewer Disposal System 1                               5.750    11/01/2019         20,682
---------------------------------------------------------------------------------------------------------------------
      80,000   Clawson City School District 1                                     5.000    05/01/2024         80,830
---------------------------------------------------------------------------------------------------------------------
      20,000   Coldwater Community Schools 1                                      5.125    05/01/2023         20,071
---------------------------------------------------------------------------------------------------------------------
      35,000   Concord Academy Boyne COP 1                                        7.000    10/01/2019         34,198
---------------------------------------------------------------------------------------------------------------------
      25,000   Concord Academy Petoskey COP 1                                     7.750    12/01/2020         26,025
---------------------------------------------------------------------------------------------------------------------
      75,000   Concord Academy Petoskey COP 1                                     8.375    12/01/2030         79,142
---------------------------------------------------------------------------------------------------------------------
     150,000   Detroit City School District 1                                     5.000    05/01/2028        153,380
---------------------------------------------------------------------------------------------------------------------
   1,000,000   Detroit GO 2                                                       5.000    04/01/2025      1,033,955
---------------------------------------------------------------------------------------------------------------------
      15,000   Detroit GO 1                                                       5.500    04/01/2014         15,169
---------------------------------------------------------------------------------------------------------------------
     255,000   Detroit Local Devel. Finance Authority 1                           5.500    05/01/2021        256,408
---------------------------------------------------------------------------------------------------------------------
      50,000   Detroit Local Devel. Finance Authority 1                           5.500    05/01/2021         51,035
---------------------------------------------------------------------------------------------------------------------
     240,000   Detroit Local Devel. Finance Authority (Chrysler Corp.) 1          5.375    05/01/2018        242,174
---------------------------------------------------------------------------------------------------------------------
     350,000   Detroit Local Devel. Finance Authority (Chrysler Corp.) 1          5.375    05/01/2021        352,926
---------------------------------------------------------------------------------------------------------------------
   2,500,000   Detroit Sewer Disposal System 2,3                                  4.180 4  07/01/2032      2,499,975
---------------------------------------------------------------------------------------------------------------------
     445,000   Detroit Water Supply System, Series A                              5.000    07/01/2027        448,449
---------------------------------------------------------------------------------------------------------------------
     200,000   Detroit Wayne County Stadium Authority                             5.250    02/01/2027        203,372
---------------------------------------------------------------------------------------------------------------------
      45,000   Devon Trace Hsg. Corp. 1                                           7.375    08/01/2023         45,557
---------------------------------------------------------------------------------------------------------------------
     500,000   Dickinson County EDC (International Paper Company) 1               5.750    06/01/2016        521,805
---------------------------------------------------------------------------------------------------------------------
      10,000   Discovery Elementary School COP (Public School Academy)            8.125    10/01/2031         10,051
---------------------------------------------------------------------------------------------------------------------
     775,000   East Lansing Economic Corp. (Burcham Hills)                        5.250    07/01/2037        758,609
---------------------------------------------------------------------------------------------------------------------
     175,000   Farmington Hills EDC (Botsford General Hospital) 1                 5.750    02/15/2025        175,221
---------------------------------------------------------------------------------------------------------------------
     120,000   Ferris State University 1                                          5.000    10/01/2028        120,702
---------------------------------------------------------------------------------------------------------------------
     380,000   Flint Hospital Building Authority (Hurley Medical Center) 1        5.250    07/01/2016        385,050
---------------------------------------------------------------------------------------------------------------------


                1 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                      COUPON   MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
$    100,000   Flint Hospital Building Authority (Hurley Medical Center)          5.375%   07/01/2018   $     99,958
---------------------------------------------------------------------------------------------------------------------
      60,000   Flint Hospital Building Authority (Hurley Medical Center)          5.375    07/01/2028         59,219
---------------------------------------------------------------------------------------------------------------------
     210,000   Flint Hospital Building Authority (Hurley Medical Center)          5.375    07/01/2028        213,091
---------------------------------------------------------------------------------------------------------------------
      10,000   Garden City Hospital Finance Authority (Garden City Hospital
               Osteopathic)                                                       5.750    09/01/2017         10,279
---------------------------------------------------------------------------------------------------------------------
      15,000   Garden City Hospital Finance Authority (Garden City Hospital
               Osteopathic)                                                       5.750    09/01/2017         15,211
---------------------------------------------------------------------------------------------------------------------
      25,000   Genesee County Sewer (Fenton Township) 1                           5.450    05/01/2012         25,380
---------------------------------------------------------------------------------------------------------------------
     110,000   George Washington Carver Public School Academy COP 1               8.000    09/01/2017        113,237
---------------------------------------------------------------------------------------------------------------------
     450,000   George Washington Carver Public School Academy COP                 8.125    09/01/2030        462,249
---------------------------------------------------------------------------------------------------------------------
      25,000   Goodrich Area School District 1                                    5.000    05/01/2024         25,179
---------------------------------------------------------------------------------------------------------------------
      15,000   Grand Rapids & Kent County Joint Building Authority                5.000    01/01/2012         15,011
---------------------------------------------------------------------------------------------------------------------
      40,000   Grand Rapids Community College 1                                   5.000    05/01/2022         40,286
---------------------------------------------------------------------------------------------------------------------
     425,000   Grand Rapids Downtown Devel. Authority 1                           6.600    06/01/2008        430,308
---------------------------------------------------------------------------------------------------------------------
     790,000   Grand Rapids Downtown Devel. Authority                             6.875    06/01/2024        818,740
---------------------------------------------------------------------------------------------------------------------
      50,000   Grand Traverse County Hospital Finance Authority
               (Munson Healthcare)                                                5.500    07/01/2018         51,163
---------------------------------------------------------------------------------------------------------------------
      20,000   Gratiot County EDC (Grand Lodge of Free & Accepted Masons of
               Michigan) 1                                                        5.000    11/15/2014         20,015
---------------------------------------------------------------------------------------------------------------------
     230,000   Gratiot County EDC (Michigan Masonic Home) 1                       5.000    11/15/2020        230,161
---------------------------------------------------------------------------------------------------------------------
      55,000   Greenville Public Schools 1                                        5.000    05/01/2024         55,393
---------------------------------------------------------------------------------------------------------------------
      40,000   Grosse Ile Township School District 1                              5.100    05/01/2018         40,375
---------------------------------------------------------------------------------------------------------------------
     100,000   Hamilton Community School District 1                               5.000    05/01/2024        100,715
---------------------------------------------------------------------------------------------------------------------
     155,000   Highland Park Building Authority 1                                 7.750    05/01/2018        173,478
---------------------------------------------------------------------------------------------------------------------
      40,000   Hillsdale Hospital Finance Authority (Community Health Center) 1   5.250    05/15/2026         40,607
---------------------------------------------------------------------------------------------------------------------
       5,000   Howell Public Schools (School Building & Site)                     5.000    05/01/2029          5,139
---------------------------------------------------------------------------------------------------------------------
     135,000   Hudsonville Public Schools 1                                       5.150    05/01/2027        136,100
---------------------------------------------------------------------------------------------------------------------
     175,000   Huron Valley School District 1                                     5.000    05/01/2018        176,453
---------------------------------------------------------------------------------------------------------------------
       5,000   Jackson County Hospital Finance Authority (W.A. Foote Memorial
               Hospital)                                                          5.250    06/01/2017          5,103
---------------------------------------------------------------------------------------------------------------------
     195,000   John Tolfree Health System Corp. 1                                 5.850    09/15/2013        199,120
---------------------------------------------------------------------------------------------------------------------
     510,000   John Tolfree Health System Corp. 1                                 6.000    09/15/2023        517,589
---------------------------------------------------------------------------------------------------------------------
     500,000   Kalamazoo EDC (Heritage Community)                                 5.500    05/15/2036        504,480
---------------------------------------------------------------------------------------------------------------------
       5,000   Kalamazoo GO                                                       5.500    04/01/2013          5,021
---------------------------------------------------------------------------------------------------------------------
      10,000   Kent County Airport Facility (Kent County International Airport)   5.000    01/01/2017         10,127
---------------------------------------------------------------------------------------------------------------------
      25,000   Kent County Airport Facility (Kent County International
               Airport) 1                                                         5.000    01/01/2021         25,222
---------------------------------------------------------------------------------------------------------------------
     135,000   Kent County Airport Facility (Kent County International
               Airport) 1                                                         5.000    01/01/2028        136,042
---------------------------------------------------------------------------------------------------------------------
     750,000   Kentwood Economic Devel. (Holland Homes/Faith
               Hospice/HHCAHH/RD/HHF Obligated Group)                             5.375    11/15/2036        756,548
---------------------------------------------------------------------------------------------------------------------
      40,000   Lincoln Park School District 1                                     5.000    05/01/2026         40,259
---------------------------------------------------------------------------------------------------------------------


                2 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                      COUPON   MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
$     10,000   Livingston GO (Rossington County Drain District)                   5.900%   05/01/2012   $     10,167
---------------------------------------------------------------------------------------------------------------------
     200,000   Mackinac Island Sanitary Sewer Disposal & Water Supply System      5.000    03/01/2028        202,316
---------------------------------------------------------------------------------------------------------------------
      10,000   Macomb County Hospital Finance Authority (Mt. Clemens General
               Hospital)                                                          5.875    11/15/2034         10,534
---------------------------------------------------------------------------------------------------------------------
      35,000   Melvindale Water Supply & Sewer 1                                  5.700    06/01/2016         35,481
---------------------------------------------------------------------------------------------------------------------
   2,500,000   MI HDA, Series A 5                                                 5.200    06/01/2039      2,516,275
---------------------------------------------------------------------------------------------------------------------
     500,000   MI HDA, Series A 5                                                 5.500    12/01/2028        521,175
---------------------------------------------------------------------------------------------------------------------
      20,000   MI Higher Education Facilities Authority (Calvin College) 1        5.350    06/01/2013         20,400
---------------------------------------------------------------------------------------------------------------------
      15,000   MI Higher Education Facilities Authority (Calvin College)          5.550    06/01/2017         15,307
---------------------------------------------------------------------------------------------------------------------
     200,000   MI Higher Education Student Loan Authority 1                       5.000    03/01/2031        202,334
---------------------------------------------------------------------------------------------------------------------
      55,000   MI Higher Education Student Loan Authority 1                       5.400    06/01/2018         55,926
---------------------------------------------------------------------------------------------------------------------
      20,000   MI Higher Education Student Loan Authority 1                       5.750    06/01/2013         20,203
---------------------------------------------------------------------------------------------------------------------
      10,000   MI Hospital Finance Authority (Central Michigan Community
               Hospital)                                                          6.250    10/01/2027         10,137
---------------------------------------------------------------------------------------------------------------------
      15,000   MI Hospital Finance Authority (Chelsea Community Hospital)         5.375    05/15/2019         15,166
---------------------------------------------------------------------------------------------------------------------
      60,000   MI Hospital Finance Authority (Crittenton Hospital Medical
               Center)                                                            5.625    03/01/2027         63,299
---------------------------------------------------------------------------------------------------------------------
     350,000   MI Hospital Finance Authority (Detroit Medical Center Obligated
               Group) 1                                                           5.250    08/15/2023        354,897
---------------------------------------------------------------------------------------------------------------------
     100,000   MI Hospital Finance Authority (Detroit Medical Center Obligated
               Group)                                                             5.250    08/15/2028        101,035
---------------------------------------------------------------------------------------------------------------------
   1,220,000   MI Hospital Finance Authority (Detroit Medical Group)              5.250    08/15/2027      1,243,265
---------------------------------------------------------------------------------------------------------------------
     150,000   MI Hospital Finance Authority (Henry Ford Health System) 1         5.250    11/15/2046        152,918
---------------------------------------------------------------------------------------------------------------------
      35,000   MI Hospital Finance Authority (Holland Community Hospital) 1       5.600    01/01/2021         35,692
---------------------------------------------------------------------------------------------------------------------
      10,000   MI Hospital Finance Authority (McLaren Health Care Corp.)          5.000    06/01/2019         10,173
---------------------------------------------------------------------------------------------------------------------
     100,000   MI Hospital Finance Authority (McLaren Health Care Corp.)          5.000    06/01/2028        101,106
---------------------------------------------------------------------------------------------------------------------
     200,000   MI Hospital Finance Authority (McLaren Health Care Corp.) 1        5.000    06/01/2028        201,694
---------------------------------------------------------------------------------------------------------------------
       5,000   MI Hospital Finance Authority (Memorial Hospital)                  5.875    11/15/2021          5,167
---------------------------------------------------------------------------------------------------------------------
       5,000   MI Hospital Finance Authority (Mercy Health Services)              5.250    08/15/2027          5,057
---------------------------------------------------------------------------------------------------------------------
      10,000   MI Hospital Finance Authority (Mercy Health Services)              5.375    08/15/2016         10,112
---------------------------------------------------------------------------------------------------------------------
      25,000   MI Hospital Finance Authority (MidMichigan Obligated Group) 1      5.375    06/01/2027         25,617
---------------------------------------------------------------------------------------------------------------------
      20,000   MI Hospital Finance Authority (Oakwood Obligated Group)            5.000    08/15/2026         20,305
---------------------------------------------------------------------------------------------------------------------
     400,000   MI Hospital Finance Authority (Oakwood Obligated Group)            5.000    07/15/2037        400,460
---------------------------------------------------------------------------------------------------------------------
      30,000   MI Hospital Finance Authority (OHC/OUH Obligated Group) 1          5.000    08/15/2031         30,340
---------------------------------------------------------------------------------------------------------------------
      80,000   MI Hospital Finance Authority (OHC/OUH Obligated Group)            5.125    08/15/2025         81,468
---------------------------------------------------------------------------------------------------------------------


                3 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                      COUPON   MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
$    160,000   MI Hospital Finance Authority (Pontiac Osteopathic Hospital) 1     6.000%   02/01/2024   $    160,045
---------------------------------------------------------------------------------------------------------------------
      20,000   MI Hospital Finance Authority (Port Huron Hospital/Marwood
               Manor Nursing Home) 1                                              5.500    07/01/2015         20,021
---------------------------------------------------------------------------------------------------------------------
      10,000   MI Hospital Finance Authority (Sinai-Grace Hospital)               6.625    01/01/2016         10,067
---------------------------------------------------------------------------------------------------------------------
     150,000   MI Hospital Finance Authority (Sinai-Grace Hospital) 1             6.700    01/01/2026        151,008
---------------------------------------------------------------------------------------------------------------------
      55,000   MI Hospital Finance Authority (St. John Health System)             5.000    05/15/2028         55,936
---------------------------------------------------------------------------------------------------------------------
       5,000   MI Hospital Finance Authority (St. John Medical Center)            5.250    05/15/2026          5,051
---------------------------------------------------------------------------------------------------------------------
      25,000   MI Hospital Finance Authority (Trinity Health)                     5.375    12/01/2030         26,023
---------------------------------------------------------------------------------------------------------------------
      45,000   MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.) 1           5.500    01/15/2018         45,034
---------------------------------------------------------------------------------------------------------------------
      15,000   MI Hsg. Devel. Authority (Breton Village Green)                    5.625    10/15/2018         15,013
---------------------------------------------------------------------------------------------------------------------
      65,000   MI Hsg. Devel. Authority (Charter Square) 1                        5.500    01/15/2021         65,042
---------------------------------------------------------------------------------------------------------------------
     115,000   MI Hsg. Devel. Authority (Rental Hsg.) 1                           6.100    10/01/2033        117,456
---------------------------------------------------------------------------------------------------------------------
     140,000   MI Hsg. Devel. Authority (Section 8 Assisted Mtg.) 1               7.911 6  04/01/2014         80,388
---------------------------------------------------------------------------------------------------------------------
     250,000   MI Hsg. Devel. Authority, Series D 1                               5.200    10/01/2042        250,730
---------------------------------------------------------------------------------------------------------------------
      50,000   MI Job Devel. Authority Pollution Control (General Motors
               Corp.) 1                                                           5.550    04/01/2009         50,043
---------------------------------------------------------------------------------------------------------------------
      10,000   MI Municipal Bond Authority                                        4.750    12/01/2009         10,007
---------------------------------------------------------------------------------------------------------------------
       5,000   MI Municipal Bond Authority                                        5.000    11/01/2009          5,005
---------------------------------------------------------------------------------------------------------------------
      10,000   MI Municipal Bond Authority                                        5.375    11/01/2017         10,051
---------------------------------------------------------------------------------------------------------------------
       5,000   MI Municipal Bond Authority                                        5.375    11/01/2020          5,024
---------------------------------------------------------------------------------------------------------------------
     150,000   MI Municipal Bond Authority 1                                      5.500    11/01/2027        150,126
---------------------------------------------------------------------------------------------------------------------
       5,000   MI Municipal Bond Authority                                        5.650    05/01/2011          5,007
---------------------------------------------------------------------------------------------------------------------
      80,000   MI Municipal Bond Authority 1                                      6.000    12/01/2013         81,062
---------------------------------------------------------------------------------------------------------------------
       5,000   MI Municipal Bond Authority                                        6.100    05/01/2011          5,008
---------------------------------------------------------------------------------------------------------------------
     175,000   MI Municipal Bond Authority 1                                      6.125    12/01/2018        177,473
---------------------------------------------------------------------------------------------------------------------
      25,000   MI Municipal Bond Authority 1                                      7.250    11/01/2010         25,069
---------------------------------------------------------------------------------------------------------------------
     400,000   MI Public Educational Facilities Authority (Black River
               School) 1                                                          5.800    09/01/2030        406,644
---------------------------------------------------------------------------------------------------------------------
     200,000   MI Public Educational Facilities Authority (Old Redford
               Academy) 1                                                         6.000    12/01/2035        207,820
---------------------------------------------------------------------------------------------------------------------
   2,000,000   MI State University, Series B 2                                    4.221 4  02/15/2037      1,999,000
---------------------------------------------------------------------------------------------------------------------
     565,000   MI Strategic Fund (Clark Retirement Community/Clark Retirement
               Community Foundation Obligated Group)                              5.300    06/01/2024        571,418
---------------------------------------------------------------------------------------------------------------------
      25,000   MI Strategic Fund Limited Obligation (Clark Retirement
               Community/Clark Retirement Community Foundation Obligated
               Group) 1                                                           5.650    09/01/2029         25,904
---------------------------------------------------------------------------------------------------------------------
     205,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) 1    5.450    09/01/2029        211,109
---------------------------------------------------------------------------------------------------------------------
     130,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) 1    5.550    09/01/2029        135,381
---------------------------------------------------------------------------------------------------------------------
     440,000   MI Strategic Fund Limited Obligation (Detroit Edison Company) 1    5.650    09/01/2029        455,906
---------------------------------------------------------------------------------------------------------------------


                4 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                      COUPON   MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
$     50,000   MI Strategic Fund Limited Obligation (Dow Chemical Company) 1      5.500%   12/01/2028   $     51,799
---------------------------------------------------------------------------------------------------------------------
     105,000   MI Strategic Fund Limited Obligation (Ford Motor Company),
               Series A 1                                                         6.550    10/01/2022        105,525
---------------------------------------------------------------------------------------------------------------------
      50,000   MI Strategic Fund Limited Obligation (Imperial Holly Corp.) 1      6.250    11/01/2015         46,054
---------------------------------------------------------------------------------------------------------------------
     355,000   MI Strategic Fund Pollution Control (General Motors Corp.) 1       6.200    09/01/2020        355,000
---------------------------------------------------------------------------------------------------------------------
     740,000   MI Strategic Fund Pollution Control (General Motors Corp.) 1       7.000 4  04/01/2008        740,000
---------------------------------------------------------------------------------------------------------------------
     225,000   MI Strategic Fund Solid Waste (S.D. Warren & Company) 1            7.375    01/15/2022        229,037
---------------------------------------------------------------------------------------------------------------------
     115,000   MI Trunk Line Dept. of Treasury 1                                  5.000    11/01/2026        117,245
---------------------------------------------------------------------------------------------------------------------
      20,000   Monroe County Water Supply 1                                       5.000    05/01/2025         20,423
---------------------------------------------------------------------------------------------------------------------
      20,000   Muskegon County Building Authority 1                               5.500    07/01/2007         20,002
---------------------------------------------------------------------------------------------------------------------
      75,000   Northern MI University 1                                           5.000    12/01/2025         76,310
---------------------------------------------------------------------------------------------------------------------
       5,000   Northern MI University                                             5.125    12/01/2020          5,104
---------------------------------------------------------------------------------------------------------------------
      25,000   Northview Public Schools District 1                                5.000    05/01/2018         25,208
---------------------------------------------------------------------------------------------------------------------
      75,000   Oakland County (John E. Olsen Drain District) 1                    5.900    05/01/2014         75,358
---------------------------------------------------------------------------------------------------------------------
      10,000   Ottawa County Building Authority                                   4.900    11/01/2009         10,142
---------------------------------------------------------------------------------------------------------------------
      10,000   Oxford Area Community School District                              5.000    05/01/2031         10,412
---------------------------------------------------------------------------------------------------------------------
      25,000   Oxford Water 1                                                     5.900    07/01/2017         25,426
---------------------------------------------------------------------------------------------------------------------
      10,000   Pansophia Academy COP                                              7.000    06/01/2029         10,004
---------------------------------------------------------------------------------------------------------------------
      50,000   Plymouth Educational Center Charter School (Public School
               Academy) 1                                                         5.375    11/01/2030         51,109
---------------------------------------------------------------------------------------------------------------------
     175,000   Plymouth Educational Center Charter School (Public School
               Academy) 1                                                         5.625    11/01/2035        181,405
---------------------------------------------------------------------------------------------------------------------
     100,000   Pontiac Sewer Disposal 1                                           5.750    01/01/2020        104,239
---------------------------------------------------------------------------------------------------------------------
     630,000   Pontiac Tax Increment Finance Authority 1                          6.250    06/01/2022        668,474
---------------------------------------------------------------------------------------------------------------------
     780,000   Pontiac Tax Increment Finance Authority 1                          6.375    06/01/2031        827,814
---------------------------------------------------------------------------------------------------------------------
      25,000   Portage GO 1                                                       5.600    12/01/2014         25,301
---------------------------------------------------------------------------------------------------------------------
       5,000   Reeths-Puffer Schools                                              5.000    05/01/2027          5,221
---------------------------------------------------------------------------------------------------------------------
       5,000   Reeths-Puffer Schools                                              5.000    05/01/2027          5,221
---------------------------------------------------------------------------------------------------------------------
      30,000   Royal Oak Hospital Finance Authority (William Beaumont
               Hospital) 1                                                        5.250    11/15/2035         30,842
---------------------------------------------------------------------------------------------------------------------
      15,000   Saginaw County (Williamson Acres Drain)                            5.000    06/01/2018         15,180
---------------------------------------------------------------------------------------------------------------------
      10,000   Scio Township (Downtown Devel.)                                    6.800    05/01/2010         10,147
---------------------------------------------------------------------------------------------------------------------
      20,000   Scio Township Building Authority 1                                 5.650    05/01/2016         20,268
---------------------------------------------------------------------------------------------------------------------
      25,000   Scio Township Building Authority 1                                 5.650    05/01/2017         25,337
---------------------------------------------------------------------------------------------------------------------
      15,000   Shiawassee County (Spaulding Drain District)                       5.000    06/01/2016         15,078
---------------------------------------------------------------------------------------------------------------------
      15,000   Southfield EDC (Lawrence Technological University)                 5.400    02/01/2018         15,209
---------------------------------------------------------------------------------------------------------------------
      15,000   St. Joseph School District                                         5.000    05/01/2026         15,324
---------------------------------------------------------------------------------------------------------------------
      10,000   Tittabawasee Township (Downtown Devel.)                            7.000    05/01/2014         10,094
---------------------------------------------------------------------------------------------------------------------
      75,000   Troy GO 1                                                          5.250    05/01/2011         75,719
---------------------------------------------------------------------------------------------------------------------
      50,000   Troy GO (Streets, Roads & Streetscape) 1                           5.500    10/01/2019         50,460
---------------------------------------------------------------------------------------------------------------------
      25,000   Washtenaw County (Northfield Township Wastewater System) 1         5.250    05/01/2017         25,363
---------------------------------------------------------------------------------------------------------------------


                5 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                      COUPON   MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
$     25,000   Wayne Charter County Airport (Detroit Metropolitan Wayne
               County) 1                                                          5.000%   12/01/2019   $     25,420
---------------------------------------------------------------------------------------------------------------------
     600,000   Wayne Charter County Airport (Detroit Metropolitan Wayne
               County) 1                                                          5.000    12/01/2022        609,684
---------------------------------------------------------------------------------------------------------------------
   1,817,000   Wayne Charter County Airport (Detroit Metropolitan Wayne County)   5.000    12/01/2028      1,835,697
---------------------------------------------------------------------------------------------------------------------
      20,000   Wayne Charter County Airport (Detroit Metropolitan Wayne
               County) 1                                                          5.125    12/01/2017         20,380
---------------------------------------------------------------------------------------------------------------------
      50,000   Wayne Charter County Airport (Detroit Metropolitan Wayne
               County) 1                                                          5.250    12/01/2017         51,320
---------------------------------------------------------------------------------------------------------------------
      85,000   Wayne Charter County Airport (Detroit Metropolitan Wayne
               County) 1                                                          5.250    12/01/2018         86,788
---------------------------------------------------------------------------------------------------------------------
      35,000   Wayne County Building Authority 1                                  5.250    06/01/2016         35,388
---------------------------------------------------------------------------------------------------------------------
      20,000   Wayne State University 1                                           5.650    11/15/2015         20,029
---------------------------------------------------------------------------------------------------------------------
     125,000   Wayne State University 1                                           5.650    11/15/2015        125,180
---------------------------------------------------------------------------------------------------------------------
       5,000   Webberville Water Supply & Wastewater Treatment                    6.500    11/01/2018          5,033
---------------------------------------------------------------------------------------------------------------------
       5,000   West Ottawa Public School District                                 5.600    05/01/2021          5,029
---------------------------------------------------------------------------------------------------------------------
      20,000   West Ottawa Public School District 1                               5.600    05/01/2026         20,106
---------------------------------------------------------------------------------------------------------------------
     100,000   Western MI University 1                                            5.000    11/15/2013        100,427
---------------------------------------------------------------------------------------------------------------------
     100,000   Western MI University 1                                            5.125    11/15/2017        100,473
---------------------------------------------------------------------------------------------------------------------
     110,000   Western MI University 1                                            5.125    11/15/2022        110,438
---------------------------------------------------------------------------------------------------------------------
     250,000   Wyandotte Electric 1                                               5.375    10/01/2017        257,060
                                                                                                        -------------
                                                                                                          33,317,470

U.S. POSSESSIONS--49.3%
      30,000   Guam Government Waterworks Authority & Wastewater System 1         6.000    07/01/2025         32,504
---------------------------------------------------------------------------------------------------------------------
     115,000   Puerto Rico Aqueduct & Sewer Authority 1                           5.000    07/01/2019        116,742
---------------------------------------------------------------------------------------------------------------------
     340,000   Puerto Rico Children's Trust Fund (TASC) 1                         5.375    05/15/2033        353,107
---------------------------------------------------------------------------------------------------------------------
     200,000   Puerto Rico Children's Trust Fund (TASC) 1                         5.500    05/15/2039        208,706
---------------------------------------------------------------------------------------------------------------------
     215,000   Puerto Rico Children's Trust Fund (TASC) 1                         5.625    05/15/2043        225,139
---------------------------------------------------------------------------------------------------------------------
  41,500,000   Puerto Rico Children's Trust Fund (TASC)                           6.403 6  05/15/2050      2,867,650
---------------------------------------------------------------------------------------------------------------------
     800,000   Puerto Rico Electric Power Authority, Series TT 1                  5.000    07/01/2037        818,656
---------------------------------------------------------------------------------------------------------------------
   1,000,000   Puerto Rico Electric Power Authority, Series UU 2                  4.288 4  07/01/2031        995,000
---------------------------------------------------------------------------------------------------------------------
     685,000   Puerto Rico HFC, Series B                                          5.300    12/01/2028        697,700
---------------------------------------------------------------------------------------------------------------------
       5,000   Puerto Rico Highway & Transportation Authority                     5.000    07/01/2028          5,084
---------------------------------------------------------------------------------------------------------------------
     200,000   Puerto Rico Highway & Transportation Authority 1                   5.000    07/01/2036        214,296
---------------------------------------------------------------------------------------------------------------------
      60,000   Puerto Rico Highway & Transportation Authority, Series G 1         5.000    07/01/2042         60,666
---------------------------------------------------------------------------------------------------------------------
   2,000,000   Puerto Rico Highway & Transportation Authority, Series N 2         4.107 4  07/01/2045      1,997,000
---------------------------------------------------------------------------------------------------------------------
      15,000   Puerto Rico IMEPCF (American Airlines)                             6.450    12/01/2025         15,232
---------------------------------------------------------------------------------------------------------------------
      25,000   Puerto Rico Infrastructure 1                                       5.000    07/01/2041         25,271
---------------------------------------------------------------------------------------------------------------------
   1,300,000   Puerto Rico Infrastructure                                         5.000    07/01/2046      1,314,183
---------------------------------------------------------------------------------------------------------------------
      60,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                   5.375    02/01/2019         61,223
---------------------------------------------------------------------------------------------------------------------
      20,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                   5.500    12/01/2031         20,743
---------------------------------------------------------------------------------------------------------------------
     115,000   Puerto Rico ITEMECF (Mennonite General Hospital)                   6.500    07/01/2012        115,497
---------------------------------------------------------------------------------------------------------------------
      25,000   Puerto Rico ITEMECF (Mennonite General Hospital)                   6.500    07/01/2026         25,024
---------------------------------------------------------------------------------------------------------------------


                6 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT                                                                      COUPON   MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
$     75,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)        5.750%   06/01/2029   $     72,108
---------------------------------------------------------------------------------------------------------------------
     125,000   Puerto Rico Municipal Finance Agency, Series A 1                   5.250    08/01/2023        130,474
---------------------------------------------------------------------------------------------------------------------
     530,000   Puerto Rico Port Authority (American Airlines), Series A           6.250    06/01/2026        531,495
---------------------------------------------------------------------------------------------------------------------
     195,000   Puerto Rico Port Authority (American Airlines), Series A           6.300    06/01/2023        195,096
---------------------------------------------------------------------------------------------------------------------
     150,000   Puerto Rico Public Buildings Authority 1                           5.000    07/01/2036        152,168
---------------------------------------------------------------------------------------------------------------------
      40,000   Puerto Rico Public Buildings Authority, Series D 1                 5.125    07/01/2024         41,010
---------------------------------------------------------------------------------------------------------------------
   1,015,000   Puerto Rico Public Buildings Authority, Series D 5                 5.250    07/01/2036      1,044,882
---------------------------------------------------------------------------------------------------------------------
     250,000   University of Puerto Rico 1                                        5.000    06/01/2026        255,315
---------------------------------------------------------------------------------------------------------------------
   1,000,000   V.I. Water & Power Authority, Series A                             5.000    07/01/2031      1,001,548
                                                                                                        -------------
                                                                                                          13,593,519
---------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $46,770,997)-170.3%                                                     46,910,989
---------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(70.3)                                                             (19,364,216)
                                                                                                        -------------
NET ASSETS-100.0%                                                                                       $ 27,546,773
                                                                                                        =============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $2,499,975, which represents 9.08% of the Fund's net assets. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

To simplify the listings of securities, abbreviations are used per the table below:

COP          Certificates of Participation
EDC          Economic Devel. Corp.
GO           General Obligation
HHF          Holland Home Foundation
HHCAHH       Home Health Care Agency of Holland Home
HDA          Hospital Devel. Authority
HFC          Housing Finance Corp.
IMEPCF       Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
                Community Facilities
OHC          Oakwood Hospital Corp.
OUH          Oakwood United Hospitals
RD           Rehab Dimension
ROLs         Residual Option Longs
TASC         Tobacco Settlement Asset-Backed Bonds
V.I.         United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                 MARKET VALUE   PERCENT
--------------------------------------------------------------------------------
Hospital/Health Care                                     $  5,587,330      11.9%
Single Family Housing                                       3,735,150       8.0


                7 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Tobacco Master Settlement Agreement                        3,654,602       7.8
Tax Increment Financing (TIF)                              3,294,953       7.0
Higher Education                                           3,247,715       6.9
Sewer Utilities                                            2,973,526       6.3
Electric Utilities                                         2,899,016       6.2
Marine/Aviation Facilities                                 2,820,682       6.0
Adult Living Facilities                                    2,690,987       5.7
General Obligation                                         2,547,904       5.4
Highways/Commuter Facilities                               2,277,046       4.9
Education                                                  2,066,760       4.4
Water Utilities                                            1,695,800       3.6
Special Tax                                                1,692,380       3.6
Municipal Leases                                           1,542,512       3.3
Automobiles                                                1,250,568       2.7
Paper, Containers & Packaging                                750,842       1.6
Airlines                                                     741,823       1.6
Multifamily Housing                                          574,186       1.2
Student Loans                                                278,463       0.6
Sales Tax Revenue                                            272,379       0.6
Government Appropriation                                     173,478       0.4
Chemicals                                                     51,799       0.1
Food Products                                                 46,054       0.1
Not-for-Profit Organization                                   45,034       0.1

                                                        ------------------------
Total                                                   $ 46,910,989     100.0%
                                                        ========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the


                8 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $4,058,695 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $1,494,930 as of June 30, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2007 municipal bond holdings with a value of $8,524,930 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $7,030,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                             COUPON   MATURITY   VALUE AS OF JUNE 30,
   AMOUNT     INVERSE FLOATER 1                                      RATES 2      DATES                   2007
---------------------------------------------------------------------------------------------------------------
$ 250,000     Detroit, MI GO ROLs                                       8.24%    4/1/25            $   283,955
  620,000     Detroit Sewer Disposal System                             5.05     7/1/10                619,975
  250,000     MI University ROLs                                        5.97    2/15/37                249,000
  100,000     Puerto Rico Electric Power Authority ROLs                 6.42     7/1/31                 95,000
  250,000     Puerto Rico Highway & Transportation Authority ROLs       5.06     7/1/45                247,000
                                                                                                   ------------
                                                                                                   $ 1,494,930
                                                                                                   ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 7 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                9 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2880% as of June 30, 2007). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                    $ 46,770,997
                                                                  =============

Gross unrealized appreciation                                     $    279,038
Gross unrealized depreciation                                         (139,046)
                                                                  -------------
Net unrealized appreciation                                       $    139,992
                                                                  =============


               10 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Michigan Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007